Schedule of Investments
March 31, 2020 (unaudited)
Manor Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 98.04%

Air Transportation, Scheduled - 2.01%
Southwest Airlines Co.	5,194	184,958

Cable & Other Pay Television Services - 4.29%
Charter Communications, Inc. Class-A (2)	906	395,297

Electronic Computers - 8.31%
Apple, Inc.	3,012	765,921

Fire, Marine & Casualty Insurance - 2.51%
Chubb Ltd.	2,067	230,863

Hospital & Medical Service Plans - 3.93%
UnitedHealth Group, Inc.	1,453	362,349

Measuring & Controlling Device - 3.56%
Thermo Fisher Scientific, Inc.	1,156	327,842

Pharmaceutical Preparations - 16.72%
Abbvie, Inc.	3,055	232,760
Akamai Technologies, Inc. (2)	1,952	175,270
Bristol-Myers Squibb Co.	5,612	312,813
Eli Lilly & Co.	3,544	491,624
Regeneron Pharmaceuticals, Inc. (2)	672	328,131

		1,540,598

Radio & TV Broadcasting & Communication Equipment - 2.93%
Qualcomm, Inc.	3,991	269,991

Retail-Building Materials, Hardware, Garden Supply - 4.00%
The Sherwin-Williams Co.	801	368,076

Retail-Catalog & Mail-Order Houses - 6.90%
Amazon.com, Inc. (2)	326	635,609

Retail-Drug Stores & Proprietary Stores - 1.50%
Walgreens Boots Alliance, Inc.	3,012	137,799

Retail-Variety Stores - 2.34%
Dollar Tree, Inc. (2)	2,935	215,634

Semiconductors & Related Devices - 2.38%
On Semiconductor Corp. (2)	17,660	219,690

Services-Business Services, Nec - 14.82%
Akamai Technologies, Inc. (2)	4,221	386,179
Fidelity National Information Services, Inc. (2)	3,511	427,078
MasterCard, Inc. Class-A	2,283	551,482

		1,364,739

Services-Computer Programming Services - 2.18%
Cognizant Technology Solutions Corp.	4,326	201,029

Services-Computer Programming, Data Processing, Etc. - 5.33%
Alphabet, Inc. Class-A (2)	211	245,172
Alphabet, Inc. Class-C (2)	211	245,353

		490,525

Services-Equipment Rental & Leasing - 2.14%
United Rentals, Inc.	1,919	197,465

Services- Help Supply Services - 1.69%
Robert Half International, Inc.	4,125	155,719

Services-Prepackaged Software - 5.01%
Microsoft Corp.	2,926	461,459

Trucking (No Local) - 2.83%
Landstar System, Inc.	2,719	260,643

Water Transportation - 1.03%
Royal Caribbean Cruises Ltd.	2,940	94,580

Wholesale-Motor Vehicle & Motor Vechile Parts & Supplies - 1.63%
LKQ Corp. (2)	7,310	149,928

Total Common Stocks	(Cost $ 5,884,727)	9,030,714

Money Market Registered Investment Companies - 2.00%

First American Government Obligation Fund Class Z, 0.366% (3)	184,368	184,368

Total Money Market Registered Investment Companies	(Cost $ 184,368)	184,368

Total Investments - 100.04%	(Cost $ 6,069,094)	9,215,082

Liabilities in Excess of Other Assets - -.04%		(3,500)

Total Net Assets - 100.00%		9,211,582

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$9,215,082	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$9,215,082	$-

       The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2020.